DERIVATIVE LIABILITIES - WARRANTS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balance at beginning of year	161,478,979	155,325,048
Warrants issued	0	4,000,000
Warrant Adjustments	0	3,379,551
Warrant exercises, forfeited or expired	22,134,040	1,225,620
Balance at end of year	139,344,939	161,478,979
Weighted Average Exercise Price, Balance at beginning of year	$ 0.09	$ 0.15
Weighted Average Exercise Price, Warrants issued (in dollars per share)	$ 0	$ 0.06
Weighted Average Exercise Price, Warrant Adjustments (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price, Warrant exercises, forfeited or expired (in dollars per share)	$ 0.20	$ 3.00
Weighted Average Exercise Price, Ending Balance	$ 0.08	$ 0.09